N-2	Jun. 08, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001157842
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-10481
Document Type	N-2ASR
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	18
Entity Registrant Name	COHEN & STEERS QUALITY INCOME REALTY FUND, INC.
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	832-3232
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses
Sales Load (as a percentage of offering price)	0.18	% (1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.01	% (1)
Dividend Reinvestment Fees	None	(2)

(1)
Estimated maximum amount based on offering of $670 million in common shares. The estimates assume that no sales load or offering expenses would be paid by the Fund or stockholders on $550 million in offered common shares, and that a 1% sales load and $62,000 in common share offering expenses will be paid on $120 million in offered common shares. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.

(2)	Stockholders participating in the Fund’s Reinvestment Plan generally do not incur any additional fees. See “Reinvestment Plan.”

Sales Load [Percent]	0.18%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.01%	[1]
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Shares
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	1.20	% (3)
Interest Payments on Borrowed Funds	2.07	% (4)
Other Expenses	0.18	% (5)

Total Annual Expenses	3.45%

(3)
The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fee and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.

(4)
Assumes the issuance of $670 million in common shares and borrowings from financial institutions representing 30.41% of managed assets at an annual interest expense to the Fund of 2.07%, which is based on the weighted average borrowing cost currently applicable under the Fund’s existing credit facility with BNPP and an assumption that if the Fund issues an additional $670 million in common shares it will increase the amount of its credit facility with BNPP from $710 million to $1.0 billion in order to maintain approximately the same leverage ratio following the offering of any common shares. The actual amount of interest expense borne by the Fund will vary over time. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

(5)
“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into the Administration Agreement and the Fund and State Street have entered into a co-administration
agreement (the
“Co-Administration
Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the
Co-Administration
Agreement.

Management Fees [Percent]	1.20%	[3]
Interest Expenses on Borrowings [Percent]	2.07%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.18%	[5]
Total Annual Expenses [Percent]	3.45%
Expense Example [Table Text Block]
The following example illustrates the expenses (including the maximum estimated sales load of $1.79 on common shares, and estimated offering expenses of $62,000 from the issuance of $670 million in common shares) that you would pay on each $1,000 investment in our common shares, assuming (1) total net annual expenses of 3.45% in years 1 through 10, (2) a 5% annual return and (3) that all dividends and distributions are reinvested at NAV.

	1 Year	3 Years	5 Years	10 Years
Total Expenses incurred	$36	$108	$181	$374

*
The example should not be considered a representation of future expenses. The example is based on total Annual Expenses shown in the table above and assumes that the amounts set forth in the table do not change and that all distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the example below is to help you understand the various costs and expenses that you, as a stockholder, would bear directly or indirectly. For a more complete description of the various costs and expenses a stockholder would bear in connection with the issuance and ongoing maintenance of any preferred shares or notes issued by the Fund, see “Principal Risks of the Fund—Special Risks to Holders of Common Shares—Leverage Risk.”
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Estimated maximum amount based on offering of $670 million in common shares. The estimates assume that no sales load or offering expenses would be paid by the Fund or stockholders on $550 million in offered common shares, and that a 1% sales load and $62,000 in common share offering expenses will be paid on $120 million in offered common shares. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into the Administration Agreement and the Fund and State Street have entered into a co-administration
agreement (the
“Co-Administration
Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the
Co-Administration
Agreement.
Management Fee not based on Net Assets, Note [Text Block]	The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fee and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND POLICIES
General
The Fund’s primary investment objective is high current income through investment in real estate securities. The Fund’s secondary objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of the Fund’s total assets in income-producing common stocks and other securities issued by real estate companies, such as REITs. Real estate securities include common stocks, preferred stocks, and other equity and debt securities issued by real estate companies, including REITs and similar REIT-like entities.
The Fund may invest without limit in equity securities of REITs. A REIT in the U.S. is generally not taxed on income distributed to stockholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income (other than net capital gains) to such stockholders for each taxable year. REIT-like entities are also organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund may invest up to 25% of its managed assets in foreign securities, including up to 15% of its managed assets in companies located in emerging market countries. The Fund is permitted to invest in real estate companies (including REITs) of any market capitalization.
The Fund’s investments in securities of real estate companies may also include private real estate investments. Private real estate investments include debt or equity investments in private real estate operating companies that own or manage real estate, privately offered REITs, mortgages secured by commercial or residential real estate, securities issued by real estate companies prior to an initial public offering, private investments in public equity and joint ventures which invest in residential and commercial real estate. The Fund expects to invest directly or indirectly in certain real estate and real estate-related investments through one or more private, wholly owned REIT subsidiaries (each, a “REIT Subsidiary”). The Fund’s private real estate investments may consist of real estate joint ventures where the Fund (generally through a REIT Subsidiary) partners with a real estate operator. These investments may include retail, office, hotel, healthcare, multifamily residential, industrial and other properties. The Advisor believes that a REIT Subsidiary will allow it to access more attractive investment opportunities than would otherwise be the case.
Private real estate investments are generally less liquid than public real estate investments and may involve complex investment structures. In addition, private real estate investments may have higher capital requirements, and transactions involving this asset class may be more complex than those of public real estate investments. Making private real estate investments involves a high degree of sophistication, and returns are subject to the skill and decision-making process of the Advisor, as well as local, regional, and national market conditions. As is common in the real estate industry, many of the Fund’s investments in private real estate will be leveraged. For example, the Fund (through a REIT Subsidiary) expects to make investments in private real estate investments which obtain debt financing consisting of property level debt. Property level debt will be secured by the real estate owned through private real estate investment. Typically, these investments would solely own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If one of the Fund’s investments were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. Such property level debt is generally not recourse to the Fund and the Fund will not treat these non-recourse
borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage unless the financial statements of the entity holding such property-level debt are consolidated with the Fund’s financial statements. See “Principal Risks of the Fund—General Risks—Recourse Financings Risk.” The Fund intends to manage its investments to avoid treating such non-recourse
borrowings as senior securities, although there is no guarantee that the Fund will be successful in doing so, and failure to do so may impede the Fund’s ability to achieve its investment objective and decrease returns to stockholders. There is no guarantee that the Fund’s investments will be able to obtain mortgage loans on attractive terms or at all. In certain limited cases, property level debt may be recourse to the Fund. The Fund’s private real estate investments may also include direct or indirect interests in companies or properties with highly leveraged capital structures. The cumulative effect of the use of leverage by the Fund or the real estate investments in which the Fund invests could result in substantial losses, exceeding those that would have been incurred had leverage not been employed. Because of the leveraged nature of the Fund’s private real estate investments, the Fund’s economic exposure to these investments may be greater than the percentage of the Fund’s total assets invested in such investments.
The Fund has a fundamental investment policy of concentrating its investments in the U.S. real estate industry and not in any other industry.
The Fund may invest up to 10% of its total assets in debt securities issued or guaranteed by real estate companies. The Fund will not invest more than 20% of the Fund’s total assets in preferred stock or debt securities rated below investment grade (commonly known as “junk bonds”) or unrated securities of comparable quality. Preferred stock or debt securities will be considered to be investment grade if, at the time of investment, such security has a rating of
BBB-
or higher by S&P, Baa3 or higher by Moody’s or an equivalent rating by a nationally recognized statistical rating agency. The Fund may also invest in preferred stock or debt securities which are unrated but which, in the opinion of the Advisor, are determined to be of equivalent quality. The Fund may invest up to 25% of its managed assets in foreign securities, including up to 15% of its assets in companies located in emerging market countries. The Fund will generally not invest more than 10% of the Fund’s total assets in the securities of one issuer.
The Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or issued by non-government
entities. Mortgage related securities represent pools of mortgage loans assembled for sale to investors by various government agencies, as well as by non-government
issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.
The Fund may, but is not required to, use, without limit, various derivatives transactions to seek to generate return, facilitate portfolio management and mitigate risks. Although the Advisor may seek to use these kinds of transactions to further the Fund’s investment objectives, no assurance can be given that they will achieve this result. The Fund may enter into (buy or sell) exchange-listed and over-the-counter
put and call options on securities (including securities of investment companies and baskets of securities), indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions, such as swaps, caps, floors or collars or credit transactions; equity index, total return and credit default swaps; forward contracts; and structured investments. In addition, the Fund may enter into various currency transactions, such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The Fund may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future.
No assurances can be given that the Fund’s objectives will be achieved. The Fund’s investment objectives and policy of concentrating investments in the U.S. real estate industry are fundamental policies and may not be changed without stockholder approval. Except as expressly stated in the Prospectus or SAI, none of the Fund’s other policies are fundamental, and each may be modified by the Board without stockholder approval. The percentage and ratings or credit quality limitations stated herein and in the SAI apply only at the time of investment and are not considered violated as a result of subsequent changes to the value, or downgrades to the ratings or changes in credit quality, of the Fund’s portfolio investments, and will not result in the Fund being required to dispose of any portfolio security.
The Advisor is a registered investment adviser, located at 1166 Avenue of the Americas, New York, New York 10036, and is the investment adviser to the Fund.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The Fund is a
diversified, closed-end management
investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Investing in the Fund’s securities involves a high degree of risk. Before investing in the Fund’s securities, you should be aware of various risks, including those described in the Fund’s annual report on
Form N-CSR for
the year ended December 31, 2025, the risk factors described under the caption “Principal Risks of the Fund” in any applicable Prospectus Supplement, any risk factors set forth in the Fund’s other filings with the SEC, pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and those described below. Investors should carefully consider such risk factors, together with all of the other information included or incorporated by reference in this Prospectus, before deciding whether to make an investment in the Fund’s securities. The risks set forth below are not the only risks the Fund faces. If any of the adverse events or conditions described below occurs, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV, and the trading price of the Fund’s common shares could decline and you may lose all or part of your investment. Investors should also carefully review the cautionary statement in this Prospectus referred to under “Special Note Regarding Forward-Looking Statements” below. See also “Incorporation by Reference” in this Prospectus.
Investors should consider the following risk factors and special considerations associated with investing in the Fund:
General Risks
Risk of Market Price Discount from NAV.
 Shares
of closed-end investment
companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares is determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV.
Investment Risk
. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
.
Your investment in common shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Real Estate Industry Risk
.
The Fund will not invest in real estate directly, but will invest in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;

•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in interest rates;
•	falling home prices;
•	failure of borrowers to pay their loans;
•	early payment or restructuring of mortgage loans;
•	slower mortgage origination; and
•	rising construction costs.
Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
REIT Risk
.
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Cycle Risks.
Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents increase. As occupancies and rents increase, property values increase, and new development occurs. As development occurs, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies have historically often incurred large swings in their profits and the prices of their securities.
The value of real estate and securities associated with real estate may decline significantly in connection with adverse economic conditions, disruptions in the financial and credit markets, or other macroeconomic events. For example, during the financial crisis and recession of 2007-2009, a disruption in the financial and credit markets originating in the sub-prime
mortgage sector led to dramatic declines in the values of real estate and real estate-related securities, with severe consequences for the broader economy. More recently, rising interest rates, persistent inflation, tightening monetary policy, regional banking instability, and reduced credit availability have contributed to declines in real estate valuations, increased cap rates, and diminished transaction volumes. These and similar factors can create a highly volatile and uncertain business environment for investment companies, such as the Fund, and the REITs in which it invests, that focus their investments in real estate and real estate-related securities, and can significantly increase the risk of making investments in investment companies such as the Fund. These risks include, but are not limited to, diminished income or operating losses; decreased asset values and impaired financial and mandatory operating ratios; losses of principal and interest on existing loans as a result of borrowers’ inability to make such payments at all or to make such payments in a timely manner; loss of future revenues from a downturn in the volume of loan originations, securitizations, and other directly and indirectly related business activity; a loss of collateral value; and a slowdown in the housing and related industries and in the economy generally. These factors and others may result in poor financial results, substantial write-downs of the values of assets, volatile and declining stock prices, stricter lending standards, reduced liquidity, and increased risk of bankruptcy and business failure generally for companies with exposure to real estate-related investments and the credit markets.
These risks could also adversely affect the broader economy, which in turn could adversely affect the real estate markets. Any such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market, thereby reducing the Fund’s investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to the Fund and reduce the value of the underlying properties.

Property Type Risks.
Many REITs focus on particular types of properties or properties which are especially suited for certain uses, and those REITs are affected by the risks which impact the users of their properties. A portion of the Fund’s portfolio investments may be invested in REITs that focus on such particular types of properties and consequently be subject to the underlying risks associated with investing in such properties. For example:

•
REITs that own healthcare facilities, age restricted apartments, congregate care properties, assisted living facilities and nursing homes: The physical characteristics of these properties and their operations are highly regulated, and those regulations often require capital expenditures or restrict the profits realizable from these properties. Some of these properties are also highly dependent upon Medicare and Medicaid payments, which are subject to changes in governmental budgets and policies. These properties may experience losses if their tenants receive lower Medicare or Medicaid rates.

•
REITs that own hotels and resorts: These properties usually require higher levels of capital expenditures than other types of commercial real estate. The financial performance of these properties and their values are highly sensitive to general economic conditions and travel industry changes, and economic downturns could have a disproportionately negative impact on hospitality REITs.

•
REITs that own, manage and operate shopping centers or other retail properties: The values of these properties are vulnerable to changes in consumer spending practices and to bankruptcies of large retail firms and may suffer vacancies and rejected leases as a result.

•
REITs that own, manage and operate rental housing such as apartment buildings: Such properties may decline in value whenever mortgage financing for single family homes becomes available at low rates or when there is a slowing of job creation and household formations.

•	REITs that focus on investing in warehouse and industrial properties: The values of these properties may be adversely affected by changing patterns of global or regional trade.
•
REITs that own or operate office buildings: These properties may experience increased vacancies and losses if certain types of tenants, such as call centers, transfer their operations to lower wage locations, including outside the United States.

•
REITs that own, manage and operate properties that are leased on a net basis (where the tenant agrees to pay a monthly base rent as well as property taxes, insurance, utilities and other operating expenses) to single tenants: The value of these properties will vary with the financial strength or business prospects of their tenants.

•
REITs that own, manage and operate other types of specialized real estate, including self-storage facilities, manufactured homes and entertainment related facilities: The values of these properties are affected by changes in consumer preferences and general economic conditions.

Mortgage REIT Risks.
Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.
Private Real Estate Risk.
The Fund’s investments in private real estate include additional risks. For example, lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenant’s bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.

The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the private real estate investment is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the investment’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.
The Fund may rely on third-party property managers, operating partners, or sponsors to manage the day-to-day
operations of its real estate investments. The Fund’s ability to direct or influence the management of a particular property may be limited. Poor management decisions, fraud, or the failure of a property manager to maintain a property in good condition could adversely affect occupancy levels, rental income, and the value of the Fund’s investment.
The Fund may obtain only limited warranties when it purchases an equity investment in private commercial real estate. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.
The Fund’s investments in private real estate are expected to be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Private real estate investments typically cannot be sold quickly, exit timing is uncertain, and there is no established secondary market for many of these interests. The Fund may need to sell such investments at a significant discount to their appraised or carrying value in order to generate liquidity, particularly during periods of market stress or dislocation. Investors should be aware that the illiquid nature of these investments may limit the Fund’s ability to rebalance its portfolio, respond to changing market conditions, or fund redemption requests in a timely manner.
REIT Subsidiary Risk
. Investments in a REIT Subsidiary are subject to risks associated with the direct ownership of real estate. A REIT Subsidiary, and therefore the Fund, may be affected by changes in the real estate markets generally as well as changes in the values of any properties owned by a REIT Subsidiary or securing any mortgages owned by a REIT Subsidiary (which changes in value could be influenced by market conditions for real estate in general or issues related to the particular property). If a REIT Subsidiary’s underlying assets are concentrated in properties used by a particular industry, it will be subject to risks associated with such industry. Each REIT Subsidiary will be wholly-owned (except for its preferred stockholders) by the Fund.
Restrictions under the Code applicable to regulated investment companies such as the Fund can limit investments in private real estate, or cause such investments to be structured in a less tax-advantaged
manner. Each REIT Subsidiary will not be diversified and will be subject to heavy cash flow dependency, possible lack of availability of financing, changes in interest rates, prepayment and defaults by borrowers, self-liquidation, adverse economic conditions, adverse changes in tax laws, and the possibility of failing to maintain an exemption under the 1940 Act. Any rental income or income from the disposition of real estate could adversely affect a REIT Subsidiary’s ability to retain its tax status, which would have adverse tax consequences. Each REIT Subsidiary is subject to the risk that it will need to liquidate a holding at an economically inopportune time.
By investing through a REIT Subsidiary, the Fund bears the fees and expenses of the REIT Subsidiary (including, among other things operating costs, transaction expenses, administrative and custody fees, legal expenses and custody expenses). Thus, investing through a REIT Subsidiary may cause the Fund to be subject to higher operating expenses than if it invested directly.
To the extent a REIT Subsidiary holds mortgages, it will be subject to the following risks: (1) during periods of declining interest rates, mortgagors may be inclined to prepay their mortgages, which prepayment may diminish the yield on securities issued by the REIT Subsidiary; and (2) when interest rates rise, the value of the REIT Subsidiary’s investment in fixed rate obligations can be expected to decline.

A REIT Subsidiary may have limited diversification because it may invest in a limited number of properties, a narrow geographic area, or a single type of property. The private real estate investments owned by a REIT Subsidiary will not be traded on a national securities exchange and an investment therein is, therefore, illiquid. These investments are also more difficult to value than publicly traded real estate investments.
A REIT Subsidiary, and therefore the Fund, will be affected by changes in the value of the underlying real property, fluctuations in the demand for real estate, defaults by tenants, and decreases in market rates for rent. To the extent it invests in mortgages or otherwise derives income from the collection of interest payments, a REIT Subsidiary may be affected by the quality of credit extended, prepayments and defaults by borrowers, and changes in market interest rates, and may be more susceptible to interest rate risk.
Each REIT Subsidiary likely will depend on its ability to generate cash flow to make distributions to the Fund. The Fund’s investments in a REIT Subsidiary could cause the Fund to recognize income in excess of cash received from those investments and, as a result, the Fund may be required to sell portfolio investments, including when it is not advantageous to do so, in order to make distributions. By investing in a REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s investments. A REIT Subsidiary may invest in real estate and real estate-related investments through wholly-owned special purpose companies. Because each REIT Subsidiary will not be registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections afforded to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and a REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or a REIT Subsidiary to operate as intended and could negatively affect the Fund and its stockholders. Ownership of and investment through a REIT Subsidiary by a closed-end
management investment company is a relatively novel investment strategy. Differences between the statutory and regulatory regimes applicable to a management investment company and a REIT present additional challenges and risks with regard to a REIT Subsidiary’s qualification as a REIT under the Code, which could result in the REIT Subsidiary and the Fund having additional tax liability, and reduce the Fund’s current income.
A REIT Subsidiary could default on its obligations or go bankrupt. Each REIT Subsidiary will be operated as a separate company and will observe its own corporate formalities (i.e., it will maintain its own separate books and records and execute agreements in its own name and on its own behalf). Accordingly, creditors and other claimants should only be able to look to the REIT Subsidiary and its assets for settlement of their claims against the REIT Subsidiary. Creditors and other claimants against the REIT Subsidiary will not have general recourse against the Fund unless the Fund guarantees the debt or obligations of the REIT Subsidiary. See “Principal Risks of the Fund—General Risks—Recourse Financings Risk.” Each REIT Subsidiary is responsible for its own legal costs in defending against any such claims, but those legal costs may diminish its returns, and thus ultimately diminish returns to Fund stockholders. Although each REIT Subsidiary will be organized so that it is generally responsible for its own debts and obligations, there is no guarantee that creditors and other claimants against the REIT Subsidiary will not try to reach the assets of the Fund, even where there is no legal basis for recourse to the Fund’s assets. The Fund intends to dispute any such claims, but to the extent it does so it may incur legal costs that will diminish its returns to stockholders.
The REIT Subsidiary may use derivatives for speculative or hedging purposes and non-hedging
purposes (that is, to seek to increase total return). The REIT Subsidiary may incur leverage for investment or other purposes, which may increase its volatility. The REIT Subsidiary may invest without limitation in restricted and illiquid investments and equity securities without limitation as to market capitalization, including micro-cap
companies, the prices of which may be subject to erratic market movements.
Other Real Estate Risks.
REITs and real estate companies are subject to risks associated with the ownership of real estate, including possible adverse changes in zoning laws, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected (which may lead to reinvestment of assets at lower prevailing interest rates), the risk of casualty or condemnation losses and terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the market disruptions described herein), the structural shifts in demand for certain property types. Some REITs and real estate companies may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT or a real estate company holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. Securities issued by private partnerships in real estate may be more illiquid than securities issued by publicly traded REITs generally, because the partnerships’ underlying real estate investments may tend to be less liquid than other types of investments. REITs are exposed to special risks which affect real estate ownership and operations. For example:

•	REITs may be required to incur significant capital costs with little economic return on their investments by laws concerning public access or public safety.
•
Environmental laws may make REITs responsible for cleanup costs at properties owned by the REITs even if the environmental damage was not caused by the REITs. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a REIT or real estate company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of the REIT or real estate company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•
Property taxes and property insurance costs may increase materially from time-to-time
in some geographic areas and for certain property types. If REITs are unable to pass through such costs increases to their tenants, these increases may result in reduced income and reduced valuations for affected properties and their REIT owners in which the Fund invests.

Ownership Limitation Risk.
REITs are subject to the restriction that no more than 50% of the value of the REIT’s outstanding shares may be owned, beneficially or constructively, by five or fewer individuals at any time during the last half of each taxable year, other than the first year for which the REIT elects to be treated as a REIT. As a result of this restriction, the charters of most REITs contain ownership limitations that prohibit any shareholder from beneficially or constructively owning more than a certain percentage of the value of the outstanding shares of the REIT. There can be no assurance that these ownership limitations will prevent the REIT from violating the five-or-fewer
restriction. Further, these ownership limitations may adversely affect our or a stockholder’s ability to invest in REITs.
Size Risks.
 REITs tend to be small or medium sized companies compared to companies listed in the U.S. equity markets as a whole. Most REITs also use debt leverage to finance their businesses. This combination of smaller equity capitalization and debt leverage may mean that securities issued by REITs are more volatile than securities issued by larger, less relatively leveraged companies. This can adversely affect the Fund’s financial performance, especially if the Fund purchases or sells large amounts of an individual security within a short time. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter
and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.
Credit Risk.
 REITs may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively.
Tax and Regulatory Risks.
REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. Alternatively, a REIT’s attempted compliance with the REIT requirements under the Code could adversely affect such REIT’s ability to execute its business plan. REITs could also possibly fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Common Stock Risk
.
The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Preferred Securities Risk
.
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; special redemption rights and regulatory risk.
Deferral and Omission Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.
Credit and Subordination Risk.
Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Interest Rate Risk
. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. Interest rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that domestic or global economic policies will change). Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
Prepayment and Extension Risk
. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.
Call, Reinvestment and Income Risk
. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.
Liquidity Risk.
Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. During periods of high volatility, the Fund may experience increased redemptions, requiring it to liquidate securities when it is difficult to do so.
Limited Voting Rights Risk
. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board of directors. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
Special Redemption Rights
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Legal, Tax and Regulatory Risks” below.
New Types of Securities.
From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.
Dividend Paying Equity Securities Risk
.
Dividends on common equity securities which the Fund holds are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.
Foreign
(Non-U.S.)
Securities Risk.
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:
•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:
•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.
To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.

Certain
non-U.S.
real estate companies in which the Fund invests may constitute “passive foreign investment companies.” See “Taxation” in the SAI. This may subject the Fund to U.S. federal tax and interest charges, or may cause the Fund to recognize taxable income without a corresponding receipt of cash. The Fund may be required to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements or otherwise qualify for tax treatment as a RIC.
Debt Securities Risk
.
Debt securities may decline in value when interest rates rise or when an issuer fails to pay or is perceived to be in a less than favorable position to pay interest and principal. High yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objectives may, to the extent it is invested in high yield securities be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.
High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.
The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.
Lower-Rated Securities Risk.
The Fund may invest in lower-rated securities, including securities rated below investment grade. Lower-rated securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund’s ability to achieve the Fund’s investment objectives may, to the extent the Fund is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund was investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund does not invest in securities which are in default at the time of purchase. A security will be considered to be investment grade if, at the time of investment, such security has a rating of
“BBB-”
or higher by S&P, “Baa3” or higher by Moody’s or an equivalent rating by a nationally recognized statistical rating agency, or, if unrated, such security is determined by the Advisor to be of comparable quality.
Lower-rated securities, or equivalent unrated securities, which are commonly known as “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of the common shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and pay interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.
Warrants and Rights Risk
.
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
Options Risk.
Gains on options transactions depend on the Advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.
Convertible Securities Risk.
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.
Distribution Risk for Equity Income Securities.
 In selecting equity income securities in which the Fund will invest, the Advisor will consider the issuer’s history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer’s history of paying dividends, however, does not guarantee that the issuer will continue to pay dividends in the future. The dividend income stream associated with equity income securities generally is not guaranteed and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, in the event the issuer does not realize sufficient income in a particular period both to service its liabilities and to pay dividends on its equity securities, it may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer’s discretion.
Dividend-producing equity income securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed Income Securities Risks—Interest Rate Risk.”

The Fund’s investments in dividend-producing equity income securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend-producing equity income securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity income securities, when markets perform poorly.
Fixed Income Securities Risks
.
Fixed income securities in which the Fund may invest are generally subject to the following risks:

•
Interest Rate Risk.
The market value of bonds and other fixed-income or dividend-paying securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other income- or dividend-paying securities will increase as interest rates fall and decrease as interest rates rise.

The magnitude of these fluctuations in the market price of bonds and other income- or dividend-paying securities is generally greater for those securities with longer maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. There is a possibility that interest rates may rise, which would likely drive down the prices of income- or dividend-paying securities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. government securities. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other income- or dividend-paying securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s use of leverage will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of income- or dividend-paying securities held by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s common shares.

•
Issuer Risk
. Issuer risk is the risk that the value of an income- or dividend-paying security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

•
Credit Risk
. Credit risk is the risk that one or more income- or dividend-paying securities in the Fund’s portfolio will decline in price or fail to pay interest/distributions or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. See “—Lower-Rated Securities Risk.” In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment Risk
. Prepayment risk is the risk that during periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For income- or dividend-paying securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to stockholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the duration or maturity of the Fund’s fixed-income holdings based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration may be a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund’s shares and that actual price movements in the Fund’s portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. Any decisions as to the targeted duration or maturity of any particular category of investments will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful at any given time.

U.S. Government Securities and Credit Rating Downgrade Risk.
The Fund may invest in direct obligations of the government of the United States or its agencies. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the U.S. guarantee only that principal and interest will be timely paid to holders of the securities. These entities do not guarantee that the value of such obligations will increase, and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
The events surrounding negotiations regarding the U.S. federal government debt ceiling and deficit reduction could adversely affect the Fund’s ability to achieve its investment objectives. In 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA.” The downgrade by S&P increased volatility in both shares and bond markets, resulting in higher interest rates and higher Treasury yields, and increased the costs of all kinds of debt. On August 1, 2023, Fitch Ratings lowered its long-term rating on U.S. sovereign debt to “AA+” from “AAA,” citing governance concerns, among other things. On May 16, 2025, Moody’s downgraded its long-term ratings on the U.S. as an issuer and its senior unsecured debt to “Aa1” from “Aaa.” Repeat occurrences of similar events could have significant adverse effects on the U.S. economy generally and could result in significant adverse impacts on issuers of securities held by the Fund itself. The Advisor cannot predict the effects of similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio. The Advisor monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so and the Advisor may not timely anticipate or manage existing, new or additional risks, contingencies or developments.
Restricted and Illiquid Securities Risk.
Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act. An illiquid investment is a security or other investment that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the investment. Unregistered securities often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided for, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of unregistered securities, and at times might make disposition of such securities impossible. The Fund may be unable to sell illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market values for liquid investments, and may lead to differences between the price a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale.
Derivatives Transactions Risk.
The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which once reached, would prevent the liquidation of open positions. If it is not possible to close an open derivative position entered into by the Fund, the Fund may be required to make cash payments of variation (or mark-to-market)
margin and, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used.
Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the Advisor to correctly predict movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.
The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the common shares.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the Advisor to predict accurately future foreign currency exchange rates.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used.
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
Derivatives transactions are also subject to regulatory risk. Regulators in the U.S., the European Union (“EU”), the United Kingdom (“UK”) and certain other jurisdictions have adopted and continue to implement legislative and regulatory reforms that have resulted in enhanced regulation of the derivatives markets, including clearing, margin, capital and reporting requirements. For example, such rules require certain derivatives transactions, including certain interest rate swaps and certain index credit default swaps, to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. In addition, regulators in the U.S., EU, the UK and certain other jurisdictions have adopted mandatory minimum margin requirements for uncleared derivatives, which impose minimum margin requirements on derivatives transactions between the Fund and its derivative counterparties and may increase the amount of margin the Fund is required to provide (and the costs associated with providing it). These rules also impose regulatory requirements on the types of collateral that may be provided and the timing of transferring margin, among other things. Such regulations have had a material impact on the Fund’s use of certain uncleared derivatives.
The SEC adopted Rule
18f-4
under the 1940 Act (“Rule
18f-4”)
relating to a registered investment company’s use of derivatives and certain financing transactions (such as reverse repurchase transactions). The Fund may be required to apply a value-at-risk
based limit to its use of derivative instruments and financing transactions, adopt and implement a derivatives risk management program, and comply with other requirements under Rule
18f-4.
Some types of cleared derivatives are required to be (or are capable of being) executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
Regulatory requirements may also limit the ability of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the U.S., the EU, the UK and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU or the UK, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”). In addition, regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out
and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily (or permanently) unable to exercise certain default rights, and the QFC may be transferred to another entity.
Legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions, may impact credit and counterparty risks, and may cause uncertainty in the markets for a variety of derivative instruments, any or all of which could adversely affect the value or performance of the Fund. While legislative and regulatory measures may provide protections for some market participants, they are evolving and still being implemented and their effects on derivatives market activities cannot be reliably predicted.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased and cleared on established exchanges and clearinghouses or, as described herein, through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing house which is the issuer or counterparty to such derivatives. However, many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day and once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit or trading may be suspended. There also is no assurance that sufficient trading interest to create a liquid secondary market on an exchange will exist at any particular time and no such secondary market may exist or may cease to exist.
In a transaction that is centrally cleared, the Fund’s counterparty is a clearinghouse so the Fund is subject to the credit risk of the clearinghouse and the member of the clearinghouse (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearinghouses, and increasingly fewer clearing members. It is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Each party to a derivative transaction bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives because the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Additionally, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Among other trading agreements, the Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern OTC derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to events of default and termination events. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund’s operations. On the other hand, the bankruptcy or insolvency of the counterparty may allow the Fund to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty, and the relevant ISDA Agreement may permit the non-defaulting
party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of an ISDA Agreement will be enforceable, including, for example, when bankruptcy or insolvency laws (such as those described above) impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of an ISDA Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. OTC derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies, or errors in the documentation relating to a derivative transaction lead to a dispute with the counterparty or unintended investment results. Subject to applicable law, there is no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and other types of derivatives, and the value of the Fund’s derivative transactions may equal or exceed 100% of that Fund’s total assets.
The Advisor is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”), however, with respect to the Fund, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC Rule 4.5 (the “exclusion”). Accordingly, the Advisor (with respect to the Fund) is not subject to registration or regulation as a “commodity pool operator” under the Commodity Exchange Act. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the Commodity Exchange Act (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not (or are no longer expected to be) within the thresholds set forth in the exclusion, the Advisor may be required to register as a CPO with respect to the Fund. The Advisor’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Advisor’s intention to operate the Fund in a manner that would permit the Advisor to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Advisor becomes unable to rely on the exclusion and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.
Potential Conflicts of Interest Risk
. The Advisor and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their other clients may conflict with those of the Fund. The Advisor and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Advisor and its affiliates intend to engage in such activities and receive compensation from third parties for their services. Neither the Advisor nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, other accounts of the Advisor and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Advisor or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Advisor or its affiliates achieve profits. The investment professionals associated with the Advisor are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Advisor and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Advisor and its affiliates in a fair and equitable manner. The Fund depends to a significant extent on the Advisor’s access to the investment professionals and senior management of the Advisor and the information and deal flow generated by the Advisor’s investment professionals and senior management during the normal course of their investment and portfolio management activities. The senior management and the investment professionals of the Advisor source, evaluate, analyze and monitor the Fund’s investments. The Fund’s future success will depend on the continued service of the senior management team and investment professionals of the Advisor.
The Advisor will not cause the Fund to engage in certain negotiated investments alongside affiliates unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance. A private real estate investment may be owned by multiple CNS funds, including the Fund. The Advisor believes that having multiple funds invest in a single private real estate investment may result in economies of scale for stockholders as expenses will be shared across a larger asset base. However, investing alongside other CNS funds involves certain risks. Although any funds investing in the same private real estate investment will have similar investment strategies with respect to private real estate investments and therefore are likely to be aligned with respect to their acquisition, holding and disposition of the investment, it is possible that the strategies of one fund might change to the extent that it no longer wishes to invest in the investment. In such a case, its ability to dispose of its interest in the private real estate investment will be limited. Similarly, it is possible that the other fund owners of the investment may wish to dispose of their interest in the investment, potentially necessitating a sale of the investment at a time or price that the Fund believes is disadvantageous.
Real Estate Joint Venture Risk.
The Fund through a REIT Subsidiary may enter into real estate joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the real estate joint venture partner in an investment could become insolvent or bankrupt;
•	fraud or other misconduct by the real estate joint venture partner;

•
the joint venture partner will typically have
day-to-day
control over the investment, and the Fund’s rights regarding certain major decisions affecting the ownership of the real estate joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, will typically be limited. These factors may prevent the Fund from taking actions that are opposed by its real estate joint venture partner;

•
under certain real estate joint venture arrangements, neither party may have the power to unilaterally direct certain activities of the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the real estate joint venture, which could adversely impact the operations and profitability of the real estate joint venture and/or the amount and timing of distributions the Fund receives from the real estate joint venture;

•
the real estate joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the real estate joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest;
•
the Fund will typically rely upon its real estate joint venture partner to manage the day-to
day operations of the real estate joint venture and underlying assets, as well as to prepare financial information for the real estate joint venture and any failure to perform these obligations appropriately may have a negative impact on the Fund’s performance and results of operations;

•
the real estate joint venture partner may experience a change of control, which could result in new management of the real estate joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•	the real estate joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives;
•
the terms of the real estate joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its real estate joint venture partner may have the right to cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction; and

•	the real estate joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives.
In addition, disputes between the Fund and its real estate joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and trustees from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with that real estate joint venture partner.
Market Discount Risk.
The Fund is a diversified,
closed-end
management investment company. Whether investors will realize gains or losses upon the sale of additional securities of the Fund will depend upon the market price of the securities at the time of sale, which may be less or more than the Fund’s NAV per share. Since the market price of any additional securities the Fund may issue will be affected by such factors as the Fund’s dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, NAV, market liquidity, the relative demand for and supply of such securities in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether any such securities will trade at, below or above NAV or at, below or above their public offering price. For example, common shares of closed-end
funds often trade at a discount to their NAVs and the Fund’s common shares may trade at such a discount. This risk may be greater for investors expecting to sell their securities of the Fund soon after the completion of a public offering for such securities. The risk of a market price discount from NAV is separate and in addition to the risk that NAV itself may decline. The Fund’s securities are designed primarily for long-term investors, and investors in common shares should not view the Fund as a vehicle for trading purposes.
Long-term Objective; Not a Complete Investment Program.
The Fund is intended for investors seeking long-term growth of capital. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in common shares of the Fund should not be considered a complete investment program. Each stockholder should take into account the Fund’s investment objectives as well as the stockholder’s other investments when considering an investment in the Fund.
Recourse Financings Risk.
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents.
Valuation Risk.
The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value the Fund’s assets, in particular the Fund’s private real estate investments, will involve subjective judgments and projections and that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Advisor and the Fund’s independent valuation firms. Rapidly changing market conditions or material events may not be immediately reflected in the Fund’s daily NAV.
Active Management Risk
.
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.
Selection Risk.
Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. The performance of funds that invest in value-style stocks may at times be better or worse than the performance of stock funds that focus on other types of stocks or that have a broader investment style.
Cyber Security Risk
.
With the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its stockholders.
Each of the Fund and the Advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such as plans and systems are subject to inherent limitations.

Additionally, the rapid development and increasingly widespread use and regulation of AI Technologies may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.
Market Disruption and Geopolitical Risk.
Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East, including the Iranian conflict that began in February 2026, and recent political and military developments in Venezuela), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.
Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations. A default or a threat of default by the U.S. government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.
The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in
non-U.S.
dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Changes in Trade Negotiations Risk
.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.
Regulatory Risk.
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.
Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to stockholders.
Loans of Portfolio Securities.
Consistent with applicable regulatory requirements and the Fund’s investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described in the SAI), and are at all times collateralized in accordance with applicable regulatory requirements. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale.

Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and such changes in the regulation or taxation of derivative instruments may have material adverse effects on the value of derivative instruments held by the Fund and the ability of the Fund to pursue its investment strategies.
We cannot assure you what percentage of the distributions paid on the Fund’s shares, if any, will consist of tax-advantaged
qualified dividend income, “qualified REIT dividends,” or long-term capital gains or what the tax rates on various types of income will be in future years.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of the sum of its “investment company taxable income” and net tax-exempt
interest income. Statutory limitations on distributions on the common shares if the Fund fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. While the Fund presently intends to redeem preferred shares, if any, or repay borrowings, to the extent necessary in order to maintain compliance with such asset coverage requirements, there can be no assurance that such actions can be effected in time to meet the Code requirements. If for any taxable year the Fund does not qualify for taxation as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. See “Taxation.”
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any shares the Fund may issue in the future. The Fund’s Charter authorizes it to issue up to 300,000,000 common shares. The Board may make certain amendments to the Charter. After an investor purchases shares, the Fund may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Provisions.
The Charter and Bylaws of the Fund include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end
fund. See “Certain Provisions of the Charter and Bylaws.”
Asset-Backed and Mortgage-Backed Securities
. The Fund may invest in asset-backed and mortgage-backed securities.
Mortgage-backed securities are securities that indirectly represent a participation in, or are secured by and payable from, a pool of mortgage loans secured by real property. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Mortgage-backed securities may be more volatile than other fixed income securities and are subject to prepayment risk which can result in the Fund failing to recoup all of its investment or achieving lower than expected returns.
Asset-backed securities are securities, which through the use of trusts and special purpose vehicles, are securitized with various types of assets such as automobile receivables, credit card receivables, home equity loans, leases or royalties in pass-through structures similar to mortgage-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.
Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby affecting yield to maturity, reinvestment risk, and market value of the mortgage backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage backed securities have experienced substantial losses in market value. The Advisor believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in relation to risk levels.
Prepayments of principal may be made at any time on the obligations underlying asset- and mortgage-backed securities and are passed on to the holders of the asset- and mortgage-backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase and slower than expected prepayments will reduce yield to maturity.
Legislation Risk.
At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. The Advisor cannot predict the effects of any new governmental regulation that may be implemented and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.
Reliance on Service Providers Risk.
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to stockholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to stockholders.
Misconduct of Employees and of Service Providers Risk.
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Effects of Leverage [Text Block]	Assuming that leverage will (1) be equal in amount to approximately 30.41% of the Fund’s managed assets, and (2) charge interest at a projected interest rate of 4.60%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 1.40% in order to cover such interest payments and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects leverage representing 30.41% of the Fund’s managed assets, the Fund’s current projected interest rate of 4.60% and a management fee at an annual rate of 0.85% of managed assets. These assumptions are based on the Fund’s fiscal year ended December 31, 2025, and $670 million in common share offerings.

Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Stockholder	(16.38)%	(9.19)%	(2.01)%	5.17%	12.36%
Common share total return is composed of two elements—the common share distributions paid by the Fund (the amount of which is largely determined by the taxable income of the Fund (including realized gains or losses) after paying interest on any debt and/or dividends on any preferred shares) and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy total return. For example, to assume a total return of 0% the Fund must assume that the income it receives on its investments is entirely offset by expenses and losses in the value of those investments.

Annual Interest Rate [Percent]	0.85%
Annual Coverage Return Rate [Percent]	1.40%
Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Stockholder	(16.38)%	(9.19)%	(2.01)%	5.17%	12.36%

Return at Minus Ten [Percent]	(16.38%)
Return at Minus Five [Percent]	(9.19%)
Return at Zero [Percent]	(2.01%)
Return at Plus Five [Percent]	5.17%
Return at Plus Ten [Percent]	12.36%
Effects of Leverage, Purpose [Text Block]	Assuming that leverage will (1) be equal in amount to approximately 30.41% of the Fund’s managed assets, and (2) charge interest at a projected interest rate of 4.60%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 1.40% in order to cover such interest payments and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SECURITIES
The following is a brief description of the terms of the common shares and subscription rights. This description does not purport to be complete and is qualified by reference to the Charter and Bylaws (the “Governing Documents”). For complete terms of the common shares, please refer to the actual terms of such shares, which are set forth in the Governing Documents. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights (the “Subscription Rights Agreement”).
Common Shares
The Fund was incorporated under the laws of the state of Maryland as a corporation pursuant to the filing of the Fund’s Articles of Incorporation on August 22, 2001. The Fund is authorized to issue up to 300,000,000 shares of common stock, par value $0.001 per share (“common shares”). Each common share has one vote and, when issued and paid for in accordance with the terms of the applicable offering, will be fully paid and non-assessable.
All common shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. As permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual stockholder reports will no longer be sent by mail, unless a stockholder specifically requests paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.cohenandsteers.com, and stockholders will be notified by mail each time a report is posted and provided with a website link to access the report. In the event of liquidation, each of the Fund’s common shares is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred shares ranking senior to the Fund’s common shares as described below.
Any additional offerings of shares will require approval by the Board. Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current NAV, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s stockholders.
The Fund’s outstanding common shares have been listed and traded on the NYSE under the symbol “RQI” since February 28, 2002. The Fund’s common shares have historically traded at both a premium and a discount to the Fund’s NAV. Since the Fund commenced trading on the NYSE, the Fund’s common shares have traded at a discount to NAV as high as (38.5)% and a premium as high as 17.1%. The average weekly trading volume of the common shares on the NYSE during the period from January 1, 2025 through December 31, 2025 was 1,715,206 shares.
Unlike
open-end
funds,
closed-end
funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional common shares or sell shares already held, the stockholder may do so by trading through a broker on the NYSE or otherwise.
Shares of
closed-end
investment companies often trade on an exchange at prices lower than NAV. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, NAV, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.
The Fund’s stockholders vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act, the Governing Documents or resolutions adopted by the Directors provide for a vote of the Fund’s stockholders. See “Certain Provisions of the Charter and Bylaws.”
The Fund is a diversified,
closed-end
management investment company and as such its stockholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, has authorized the repurchase of up to 10% of the Fund’s outstanding common shares through December 31, 2026. During the year ended December 31, 2025, the Fund did not repurchase any common shares. Pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its stockholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to stockholders of an intention to purchase shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other stockholders through their interest in the Fund.
When the Fund repurchases its common shares for a price below NAV, the NAV of the common shares that remain outstanding will be enhanced, but this does not necessarily mean that the market price of the outstanding common shares will be affected, either positively or negatively. The repurchase of common shares will reduce the total assets of the Fund available for investment and may increase the Fund’s expense ratio.
Book-Entry.
The common shares are held in the name of Cede & Co. as nominee for the Depository Trust Company (“DTC”). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights.
Subscription Rights
General.
 We may issue subscription rights to holders of our common shares to purchase additional common shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our common shares, we would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our stockholders as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.
The applicable Prospectus Supplement would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

•
the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

•	the title of such subscription rights;

•	the exercise price for such subscription rights (or method of calculation thereof);

•	the number of such subscription rights issued in respect of each common share;

•	the number of rights required to purchase a single common share;

•	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•	any termination right we may have in connection with such subscription rights offering; and

•	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise of Subscription Rights.
 Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the

Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement we would issue, as soon as practicable, the common shares purchased as a result of such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.
Preferred Shares
The Governing Documents provide that the Board may authorize and issue preferred shares, with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued.
Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. If the Fund issues preferred shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies.
Although terms of any preferred shares that the Fund might issue in the future, including liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Governing Documents, the Fund also believes that it is likely that the terms of any such preferred shares would be similar to those stated below.
Liquidation Preference
. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares would not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights
. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two directors at all times. The remaining directors will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the directors at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “Certain Provisions of the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of any preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above would in each case be in addition to any other vote required to authorize the action in question.
Redemption, Purchase and Sale of Preferred Shares by the Fund
. The terms of any preferred shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase preferred shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund would reduce the leverage applicable to the common shares, while any resale of shares by the Fund would increase that leverage.
The discussion above describes the possible offering of preferred shares by the Fund. If the Board determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Governing Documents. The Board, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.
Outstanding Securities
The following information regarding the Fund’s authorized shares is as of March 31, 2026.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Shares	300,000,000	None	134,475,204

Outstanding Securities [Table Text Block]
Outstanding Securities
The following information regarding the Fund’s authorized shares is as of March 31, 2026.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Shares	300,000,000	None	134,475,204

Risk of Market Price Discount from NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Market Price Discount from NAV.
 Shares
of closed-end investment
companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares is determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Risk . An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
.
Your investment in common shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Industry Risk
.
The Fund will not invest in real estate directly, but will invest in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;

•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in interest rates;
•	falling home prices;
•	failure of borrowers to pay their loans;
•	early payment or restructuring of mortgage loans;
•	slower mortgage origination; and
•	rising construction costs.
Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
.
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Cycle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Cycle Risks.
Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents increase. As occupancies and rents increase, property values increase, and new development occurs. As development occurs, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies have historically often incurred large swings in their profits and the prices of their securities.
The value of real estate and securities associated with real estate may decline significantly in connection with adverse economic conditions, disruptions in the financial and credit markets, or other macroeconomic events. For example, during the financial crisis and recession of 2007-2009, a disruption in the financial and credit markets originating in the sub-prime
mortgage sector led to dramatic declines in the values of real estate and real estate-related securities, with severe consequences for the broader economy. More recently, rising interest rates, persistent inflation, tightening monetary policy, regional banking instability, and reduced credit availability have contributed to declines in real estate valuations, increased cap rates, and diminished transaction volumes. These and similar factors can create a highly volatile and uncertain business environment for investment companies, such as the Fund, and the REITs in which it invests, that focus their investments in real estate and real estate-related securities, and can significantly increase the risk of making investments in investment companies such as the Fund. These risks include, but are not limited to, diminished income or operating losses; decreased asset values and impaired financial and mandatory operating ratios; losses of principal and interest on existing loans as a result of borrowers’ inability to make such payments at all or to make such payments in a timely manner; loss of future revenues from a downturn in the volume of loan originations, securitizations, and other directly and indirectly related business activity; a loss of collateral value; and a slowdown in the housing and related industries and in the economy generally. These factors and others may result in poor financial results, substantial write-downs of the values of assets, volatile and declining stock prices, stricter lending standards, reduced liquidity, and increased risk of bankruptcy and business failure generally for companies with exposure to real estate-related investments and the credit markets.
These risks could also adversely affect the broader economy, which in turn could adversely affect the real estate markets. Any such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market, thereby reducing the Fund’s investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to the Fund and reduce the value of the underlying properties.

Property Type Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Property Type Risks.
Many REITs focus on particular types of properties or properties which are especially suited for certain uses, and those REITs are affected by the risks which impact the users of their properties. A portion of the Fund’s portfolio investments may be invested in REITs that focus on such particular types of properties and consequently be subject to the underlying risks associated with investing in such properties. For example:

•
REITs that own healthcare facilities, age restricted apartments, congregate care properties, assisted living facilities and nursing homes: The physical characteristics of these properties and their operations are highly regulated, and those regulations often require capital expenditures or restrict the profits realizable from these properties. Some of these properties are also highly dependent upon Medicare and Medicaid payments, which are subject to changes in governmental budgets and policies. These properties may experience losses if their tenants receive lower Medicare or Medicaid rates.

•
REITs that own hotels and resorts: These properties usually require higher levels of capital expenditures than other types of commercial real estate. The financial performance of these properties and their values are highly sensitive to general economic conditions and travel industry changes, and economic downturns could have a disproportionately negative impact on hospitality REITs.

•
REITs that own, manage and operate shopping centers or other retail properties: The values of these properties are vulnerable to changes in consumer spending practices and to bankruptcies of large retail firms and may suffer vacancies and rejected leases as a result.

•
REITs that own, manage and operate rental housing such as apartment buildings: Such properties may decline in value whenever mortgage financing for single family homes becomes available at low rates or when there is a slowing of job creation and household formations.

•	REITs that focus on investing in warehouse and industrial properties: The values of these properties may be adversely affected by changing patterns of global or regional trade.
•
REITs that own or operate office buildings: These properties may experience increased vacancies and losses if certain types of tenants, such as call centers, transfer their operations to lower wage locations, including outside the United States.

•
REITs that own, manage and operate properties that are leased on a net basis (where the tenant agrees to pay a monthly base rent as well as property taxes, insurance, utilities and other operating expenses) to single tenants: The value of these properties will vary with the financial strength or business prospects of their tenants.

•
REITs that own, manage and operate other types of specialized real estate, including self-storage facilities, manufactured homes and entertainment related facilities: The values of these properties are affected by changes in consumer preferences and general economic conditions.

Mortgage REIT Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage REIT Risks.
Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

Private Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Real Estate Risk.
The Fund’s investments in private real estate include additional risks. For example, lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenant’s bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.

The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the private real estate investment is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the investment’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.
The Fund may rely on third-party property managers, operating partners, or sponsors to manage the day-to-day
operations of its real estate investments. The Fund’s ability to direct or influence the management of a particular property may be limited. Poor management decisions, fraud, or the failure of a property manager to maintain a property in good condition could adversely affect occupancy levels, rental income, and the value of the Fund’s investment.
The Fund may obtain only limited warranties when it purchases an equity investment in private commercial real estate. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.
The Fund’s investments in private real estate are expected to be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Private real estate investments typically cannot be sold quickly, exit timing is uncertain, and there is no established secondary market for many of these interests. The Fund may need to sell such investments at a significant discount to their appraised or carrying value in order to generate liquidity, particularly during periods of market stress or dislocation. Investors should be aware that the illiquid nature of these investments may limit the Fund’s ability to rebalance its portfolio, respond to changing market conditions, or fund redemption requests in a timely manner.

REIT Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Subsidiary Risk
. Investments in a REIT Subsidiary are subject to risks associated with the direct ownership of real estate. A REIT Subsidiary, and therefore the Fund, may be affected by changes in the real estate markets generally as well as changes in the values of any properties owned by a REIT Subsidiary or securing any mortgages owned by a REIT Subsidiary (which changes in value could be influenced by market conditions for real estate in general or issues related to the particular property). If a REIT Subsidiary’s underlying assets are concentrated in properties used by a particular industry, it will be subject to risks associated with such industry. Each REIT Subsidiary will be wholly-owned (except for its preferred stockholders) by the Fund.
Restrictions under the Code applicable to regulated investment companies such as the Fund can limit investments in private real estate, or cause such investments to be structured in a less tax-advantaged
manner. Each REIT Subsidiary will not be diversified and will be subject to heavy cash flow dependency, possible lack of availability of financing, changes in interest rates, prepayment and defaults by borrowers, self-liquidation, adverse economic conditions, adverse changes in tax laws, and the possibility of failing to maintain an exemption under the 1940 Act. Any rental income or income from the disposition of real estate could adversely affect a REIT Subsidiary’s ability to retain its tax status, which would have adverse tax consequences. Each REIT Subsidiary is subject to the risk that it will need to liquidate a holding at an economically inopportune time.
By investing through a REIT Subsidiary, the Fund bears the fees and expenses of the REIT Subsidiary (including, among other things operating costs, transaction expenses, administrative and custody fees, legal expenses and custody expenses). Thus, investing through a REIT Subsidiary may cause the Fund to be subject to higher operating expenses than if it invested directly.
To the extent a REIT Subsidiary holds mortgages, it will be subject to the following risks: (1) during periods of declining interest rates, mortgagors may be inclined to prepay their mortgages, which prepayment may diminish the yield on securities issued by the REIT Subsidiary; and (2) when interest rates rise, the value of the REIT Subsidiary’s investment in fixed rate obligations can be expected to decline.

A REIT Subsidiary may have limited diversification because it may invest in a limited number of properties, a narrow geographic area, or a single type of property. The private real estate investments owned by a REIT Subsidiary will not be traded on a national securities exchange and an investment therein is, therefore, illiquid. These investments are also more difficult to value than publicly traded real estate investments.
A REIT Subsidiary, and therefore the Fund, will be affected by changes in the value of the underlying real property, fluctuations in the demand for real estate, defaults by tenants, and decreases in market rates for rent. To the extent it invests in mortgages or otherwise derives income from the collection of interest payments, a REIT Subsidiary may be affected by the quality of credit extended, prepayments and defaults by borrowers, and changes in market interest rates, and may be more susceptible to interest rate risk.
Each REIT Subsidiary likely will depend on its ability to generate cash flow to make distributions to the Fund. The Fund’s investments in a REIT Subsidiary could cause the Fund to recognize income in excess of cash received from those investments and, as a result, the Fund may be required to sell portfolio investments, including when it is not advantageous to do so, in order to make distributions. By investing in a REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s investments. A REIT Subsidiary may invest in real estate and real estate-related investments through wholly-owned special purpose companies. Because each REIT Subsidiary will not be registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections afforded to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and a REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or a REIT Subsidiary to operate as intended and could negatively affect the Fund and its stockholders. Ownership of and investment through a REIT Subsidiary by a closed-end
management investment company is a relatively novel investment strategy. Differences between the statutory and regulatory regimes applicable to a management investment company and a REIT present additional challenges and risks with regard to a REIT Subsidiary’s qualification as a REIT under the Code, which could result in the REIT Subsidiary and the Fund having additional tax liability, and reduce the Fund’s current income.
A REIT Subsidiary could default on its obligations or go bankrupt. Each REIT Subsidiary will be operated as a separate company and will observe its own corporate formalities (i.e., it will maintain its own separate books and records and execute agreements in its own name and on its own behalf). Accordingly, creditors and other claimants should only be able to look to the REIT Subsidiary and its assets for settlement of their claims against the REIT Subsidiary. Creditors and other claimants against the REIT Subsidiary will not have general recourse against the Fund unless the Fund guarantees the debt or obligations of the REIT Subsidiary. See “Principal Risks of the Fund—General Risks—Recourse Financings Risk.” Each REIT Subsidiary is responsible for its own legal costs in defending against any such claims, but those legal costs may diminish its returns, and thus ultimately diminish returns to Fund stockholders. Although each REIT Subsidiary will be organized so that it is generally responsible for its own debts and obligations, there is no guarantee that creditors and other claimants against the REIT Subsidiary will not try to reach the assets of the Fund, even where there is no legal basis for recourse to the Fund’s assets. The Fund intends to dispute any such claims, but to the extent it does so it may incur legal costs that will diminish its returns to stockholders.
The REIT Subsidiary may use derivatives for speculative or hedging purposes and non-hedging
purposes (that is, to seek to increase total return). The REIT Subsidiary may incur leverage for investment or other purposes, which may increase its volatility. The REIT Subsidiary may invest without limitation in restricted and illiquid investments and equity securities without limitation as to market capitalization, including micro-cap
companies, the prices of which may be subject to erratic market movements.

Other Real Estate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Real Estate Risks.
REITs and real estate companies are subject to risks associated with the ownership of real estate, including possible adverse changes in zoning laws, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected (which may lead to reinvestment of assets at lower prevailing interest rates), the risk of casualty or condemnation losses and terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the market disruptions described herein), the structural shifts in demand for certain property types. Some REITs and real estate companies may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT or a real estate company holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. Securities issued by private partnerships in real estate may be more illiquid than securities issued by publicly traded REITs generally, because the partnerships’ underlying real estate investments may tend to be less liquid than other types of investments. REITs are exposed to special risks which affect real estate ownership and operations. For example:

•	REITs may be required to incur significant capital costs with little economic return on their investments by laws concerning public access or public safety.
•
Environmental laws may make REITs responsible for cleanup costs at properties owned by the REITs even if the environmental damage was not caused by the REITs. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a REIT or real estate company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of the REIT or real estate company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•
Property taxes and property insurance costs may increase materially from time-to-time
in some geographic areas and for certain property types. If REITs are unable to pass through such costs increases to their tenants, these increases may result in reduced income and reduced valuations for affected properties and their REIT owners in which the Fund invests.

Ownership Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Ownership Limitation Risk.
REITs are subject to the restriction that no more than 50% of the value of the REIT’s outstanding shares may be owned, beneficially or constructively, by five or fewer individuals at any time during the last half of each taxable year, other than the first year for which the REIT elects to be treated as a REIT. As a result of this restriction, the charters of most REITs contain ownership limitations that prohibit any shareholder from beneficially or constructively owning more than a certain percentage of the value of the outstanding shares of the REIT. There can be no assurance that these ownership limitations will prevent the REIT from violating the five-or-fewer
restriction. Further, these ownership limitations may adversely affect our or a stockholder’s ability to invest in REITs.

Size Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Size Risks.
 REITs tend to be small or medium sized companies compared to companies listed in the U.S. equity markets as a whole. Most REITs also use debt leverage to finance their businesses. This combination of smaller equity capitalization and debt leverage may mean that securities issued by REITs are more volatile than securities issued by larger, less relatively leveraged companies. This can adversely affect the Fund’s financial performance, especially if the Fund purchases or sells large amounts of an individual security within a short time. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter
and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. REITs may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively.
Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax and Regulatory Risks.
REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. Alternatively, a REIT’s attempted compliance with the REIT requirements under the Code could adversely affect such REIT’s ability to execute its business plan. REITs could also possibly fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
.
The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
.
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; special redemption rights and regulatory risk.
Deferral and Omission Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.
Credit and Subordination Risk.
Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Interest Rate Risk
. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. Interest rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that domestic or global economic policies will change). Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
Prepayment and Extension Risk
. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.
Call, Reinvestment and Income Risk
. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.
Liquidity Risk.
Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. During periods of high volatility, the Fund may experience increased redemptions, requiring it to liquidate securities when it is difficult to do so.
Limited Voting Rights Risk
. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board of directors. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
Special Redemption Rights
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Legal, Tax and Regulatory Risks” below.
New Types of Securities.
From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Dividend Paying Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Paying Equity Securities Risk
.
Dividends on common equity securities which the Fund holds are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Foreign (Non-U.S.) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign
(Non-U.S.)
Securities Risk.
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:
•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:
•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.
To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.

Certain
non-U.S.
real estate companies in which the Fund invests may constitute “passive foreign investment companies.” See “Taxation” in the SAI. This may subject the Fund to U.S. federal tax and interest charges, or may cause the Fund to recognize taxable income without a corresponding receipt of cash. The Fund may be required to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements or otherwise qualify for tax treatment as a RIC.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
.
Debt securities may decline in value when interest rates rise or when an issuer fails to pay or is perceived to be in a less than favorable position to pay interest and principal. High yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objectives may, to the extent it is invested in high yield securities be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.
High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.
The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

Lower-Rated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-Rated Securities Risk.
The Fund may invest in lower-rated securities, including securities rated below investment grade. Lower-rated securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund’s ability to achieve the Fund’s investment objectives may, to the extent the Fund is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund was investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund does not invest in securities which are in default at the time of purchase. A security will be considered to be investment grade if, at the time of investment, such security has a rating of
“BBB-”
or higher by S&P, “Baa3” or higher by Moody’s or an equivalent rating by a nationally recognized statistical rating agency, or, if unrated, such security is determined by the Advisor to be of comparable quality.
Lower-rated securities, or equivalent unrated securities, which are commonly known as “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of the common shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and pay interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
.
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk.
Gains on options transactions depend on the Advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

Distribution Risk for Equity Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Risk for Equity Income Securities.
 In selecting equity income securities in which the Fund will invest, the Advisor will consider the issuer’s history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer’s history of paying dividends, however, does not guarantee that the issuer will continue to pay dividends in the future. The dividend income stream associated with equity income securities generally is not guaranteed and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, in the event the issuer does not realize sufficient income in a particular period both to service its liabilities and to pay dividends on its equity securities, it may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer’s discretion.
Dividend-producing equity income securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed Income Securities Risks—Interest Rate Risk.”

The Fund’s investments in dividend-producing equity income securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend-producing equity income securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity income securities, when markets perform poorly.

Fixed Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities Risks
.
Fixed income securities in which the Fund may invest are generally subject to the following risks:

•
Interest Rate Risk.
The market value of bonds and other fixed-income or dividend-paying securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other income- or dividend-paying securities will increase as interest rates fall and decrease as interest rates rise.

The magnitude of these fluctuations in the market price of bonds and other income- or dividend-paying securities is generally greater for those securities with longer maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. There is a possibility that interest rates may rise, which would likely drive down the prices of income- or dividend-paying securities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. government securities. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other income- or dividend-paying securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s use of leverage will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of income- or dividend-paying securities held by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s common shares.

•
Issuer Risk
. Issuer risk is the risk that the value of an income- or dividend-paying security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

•
Credit Risk
. Credit risk is the risk that one or more income- or dividend-paying securities in the Fund’s portfolio will decline in price or fail to pay interest/distributions or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. See “—Lower-Rated Securities Risk.” In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment Risk
. Prepayment risk is the risk that during periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For income- or dividend-paying securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to stockholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the duration or maturity of the Fund’s fixed-income holdings based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration may be a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund’s shares and that actual price movements in the Fund’s portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. Any decisions as to the targeted duration or maturity of any particular category of investments will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful at any given time.

U.S. Government Securities and Credit Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities and Credit Rating Downgrade Risk.
The Fund may invest in direct obligations of the government of the United States or its agencies. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the U.S. guarantee only that principal and interest will be timely paid to holders of the securities. These entities do not guarantee that the value of such obligations will increase, and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
The events surrounding negotiations regarding the U.S. federal government debt ceiling and deficit reduction could adversely affect the Fund’s ability to achieve its investment objectives. In 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA.” The downgrade by S&P increased volatility in both shares and bond markets, resulting in higher interest rates and higher Treasury yields, and increased the costs of all kinds of debt. On August 1, 2023, Fitch Ratings lowered its long-term rating on U.S. sovereign debt to “AA+” from “AAA,” citing governance concerns, among other things. On May 16, 2025, Moody’s downgraded its long-term ratings on the U.S. as an issuer and its senior unsecured debt to “Aa1” from “Aaa.” Repeat occurrences of similar events could have significant adverse effects on the U.S. economy generally and could result in significant adverse impacts on issuers of securities held by the Fund itself. The Advisor cannot predict the effects of similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio. The Advisor monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so and the Advisor may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Restricted and Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Securities Risk.
Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act. An illiquid investment is a security or other investment that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the investment. Unregistered securities often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided for, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of unregistered securities, and at times might make disposition of such securities impossible. The Fund may be unable to sell illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market values for liquid investments, and may lead to differences between the price a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale.

Derivatives Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Transactions Risk.
The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which once reached, would prevent the liquidation of open positions. If it is not possible to close an open derivative position entered into by the Fund, the Fund may be required to make cash payments of variation (or mark-to-market)
margin and, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used.
Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the Advisor to correctly predict movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.
The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the common shares.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the Advisor to predict accurately future foreign currency exchange rates.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used.
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
Derivatives transactions are also subject to regulatory risk. Regulators in the U.S., the European Union (“EU”), the United Kingdom (“UK”) and certain other jurisdictions have adopted and continue to implement legislative and regulatory reforms that have resulted in enhanced regulation of the derivatives markets, including clearing, margin, capital and reporting requirements. For example, such rules require certain derivatives transactions, including certain interest rate swaps and certain index credit default swaps, to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. In addition, regulators in the U.S., EU, the UK and certain other jurisdictions have adopted mandatory minimum margin requirements for uncleared derivatives, which impose minimum margin requirements on derivatives transactions between the Fund and its derivative counterparties and may increase the amount of margin the Fund is required to provide (and the costs associated with providing it). These rules also impose regulatory requirements on the types of collateral that may be provided and the timing of transferring margin, among other things. Such regulations have had a material impact on the Fund’s use of certain uncleared derivatives.
The SEC adopted Rule
18f-4
under the 1940 Act (“Rule
18f-4”)
relating to a registered investment company’s use of derivatives and certain financing transactions (such as reverse repurchase transactions). The Fund may be required to apply a value-at-risk
based limit to its use of derivative instruments and financing transactions, adopt and implement a derivatives risk management program, and comply with other requirements under Rule
18f-4.
Some types of cleared derivatives are required to be (or are capable of being) executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
Regulatory requirements may also limit the ability of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the U.S., the EU, the UK and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU or the UK, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”). In addition, regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out
and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily (or permanently) unable to exercise certain default rights, and the QFC may be transferred to another entity.
Legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions, may impact credit and counterparty risks, and may cause uncertainty in the markets for a variety of derivative instruments, any or all of which could adversely affect the value or performance of the Fund. While legislative and regulatory measures may provide protections for some market participants, they are evolving and still being implemented and their effects on derivatives market activities cannot be reliably predicted.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased and cleared on established exchanges and clearinghouses or, as described herein, through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing house which is the issuer or counterparty to such derivatives. However, many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day and once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit or trading may be suspended. There also is no assurance that sufficient trading interest to create a liquid secondary market on an exchange will exist at any particular time and no such secondary market may exist or may cease to exist.
In a transaction that is centrally cleared, the Fund’s counterparty is a clearinghouse so the Fund is subject to the credit risk of the clearinghouse and the member of the clearinghouse (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearinghouses, and increasingly fewer clearing members. It is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Each party to a derivative transaction bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives because the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Additionally, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Among other trading agreements, the Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern OTC derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to events of default and termination events. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund’s operations. On the other hand, the bankruptcy or insolvency of the counterparty may allow the Fund to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty, and the relevant ISDA Agreement may permit the non-defaulting
party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of an ISDA Agreement will be enforceable, including, for example, when bankruptcy or insolvency laws (such as those described above) impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of an ISDA Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. OTC derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies, or errors in the documentation relating to a derivative transaction lead to a dispute with the counterparty or unintended investment results. Subject to applicable law, there is no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and other types of derivatives, and the value of the Fund’s derivative transactions may equal or exceed 100% of that Fund’s total assets.
The Advisor is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”), however, with respect to the Fund, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC Rule 4.5 (the “exclusion”). Accordingly, the Advisor (with respect to the Fund) is not subject to registration or regulation as a “commodity pool operator” under the Commodity Exchange Act. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the Commodity Exchange Act (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not (or are no longer expected to be) within the thresholds set forth in the exclusion, the Advisor may be required to register as a CPO with respect to the Fund. The Advisor’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Advisor’s intention to operate the Fund in a manner that would permit the Advisor to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Advisor becomes unable to rely on the exclusion and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
. The Advisor and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their other clients may conflict with those of the Fund. The Advisor and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Advisor and its affiliates intend to engage in such activities and receive compensation from third parties for their services. Neither the Advisor nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, other accounts of the Advisor and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Advisor or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Advisor or its affiliates achieve profits. The investment professionals associated with the Advisor are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Advisor and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Advisor and its affiliates in a fair and equitable manner. The Fund depends to a significant extent on the Advisor’s access to the investment professionals and senior management of the Advisor and the information and deal flow generated by the Advisor’s investment professionals and senior management during the normal course of their investment and portfolio management activities. The senior management and the investment professionals of the Advisor source, evaluate, analyze and monitor the Fund’s investments. The Fund’s future success will depend on the continued service of the senior management team and investment professionals of the Advisor.
The Advisor will not cause the Fund to engage in certain negotiated investments alongside affiliates unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance. A private real estate investment may be owned by multiple CNS funds, including the Fund. The Advisor believes that having multiple funds invest in a single private real estate investment may result in economies of scale for stockholders as expenses will be shared across a larger asset base. However, investing alongside other CNS funds involves certain risks. Although any funds investing in the same private real estate investment will have similar investment strategies with respect to private real estate investments and therefore are likely to be aligned with respect to their acquisition, holding and disposition of the investment, it is possible that the strategies of one fund might change to the extent that it no longer wishes to invest in the investment. In such a case, its ability to dispose of its interest in the private real estate investment will be limited. Similarly, it is possible that the other fund owners of the investment may wish to dispose of their interest in the investment, potentially necessitating a sale of the investment at a time or price that the Fund believes is disadvantageous.

Real Estate Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Joint Venture Risk.
The Fund through a REIT Subsidiary may enter into real estate joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the real estate joint venture partner in an investment could become insolvent or bankrupt;
•	fraud or other misconduct by the real estate joint venture partner;

•
the joint venture partner will typically have
day-to-day
control over the investment, and the Fund’s rights regarding certain major decisions affecting the ownership of the real estate joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, will typically be limited. These factors may prevent the Fund from taking actions that are opposed by its real estate joint venture partner;

•
under certain real estate joint venture arrangements, neither party may have the power to unilaterally direct certain activities of the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the real estate joint venture, which could adversely impact the operations and profitability of the real estate joint venture and/or the amount and timing of distributions the Fund receives from the real estate joint venture;

•
the real estate joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the real estate joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest;
•
the Fund will typically rely upon its real estate joint venture partner to manage the day-to
day operations of the real estate joint venture and underlying assets, as well as to prepare financial information for the real estate joint venture and any failure to perform these obligations appropriately may have a negative impact on the Fund’s performance and results of operations;

•
the real estate joint venture partner may experience a change of control, which could result in new management of the real estate joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•	the real estate joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives;
•
the terms of the real estate joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its real estate joint venture partner may have the right to cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction; and

•	the real estate joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives.
In addition, disputes between the Fund and its real estate joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and trustees from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with that real estate joint venture partner.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk.
The Fund is a diversified,
closed-end
management investment company. Whether investors will realize gains or losses upon the sale of additional securities of the Fund will depend upon the market price of the securities at the time of sale, which may be less or more than the Fund’s NAV per share. Since the market price of any additional securities the Fund may issue will be affected by such factors as the Fund’s dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, NAV, market liquidity, the relative demand for and supply of such securities in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether any such securities will trade at, below or above NAV or at, below or above their public offering price. For example, common shares of closed-end
funds often trade at a discount to their NAVs and the Fund’s common shares may trade at such a discount. This risk may be greater for investors expecting to sell their securities of the Fund soon after the completion of a public offering for such securities. The risk of a market price discount from NAV is separate and in addition to the risk that NAV itself may decline. The Fund’s securities are designed primarily for long-term investors, and investors in common shares should not view the Fund as a vehicle for trading purposes.

Long-term Objective; Not a Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Long-term Objective; Not a Complete Investment Program.
The Fund is intended for investors seeking long-term growth of capital. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in common shares of the Fund should not be considered a complete investment program. Each stockholder should take into account the Fund’s investment objectives as well as the stockholder’s other investments when considering an investment in the Fund.

Recourse Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse Financings Risk.
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value the Fund’s assets, in particular the Fund’s private real estate investments, will involve subjective judgments and projections and that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Advisor and the Fund’s independent valuation firms. Rapidly changing market conditions or material events may not be immediately reflected in the Fund’s daily NAV.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
.
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.

Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Selection Risk.
Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. The performance of funds that invest in value-style stocks may at times be better or worse than the performance of stock funds that focus on other types of stocks or that have a broader investment style.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
.
With the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its stockholders.
Each of the Fund and the Advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such as plans and systems are subject to inherent limitations.

Additionally, the rapid development and increasingly widespread use and regulation of AI Technologies may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk.
Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East, including the Iranian conflict that began in February 2026, and recent political and military developments in Venezuela), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.
Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations. A default or a threat of default by the U.S. government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.
The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in
non-U.S.
dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Changes in Trade Negotiations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in Trade Negotiations Risk
.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk.
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.
Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to stockholders.

Loans of Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans of Portfolio Securities.
Consistent with applicable regulatory requirements and the Fund’s investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described in the SAI), and are at all times collateralized in accordance with applicable regulatory requirements. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and such changes in the regulation or taxation of derivative instruments may have material adverse effects on the value of derivative instruments held by the Fund and the ability of the Fund to pursue its investment strategies.
We cannot assure you what percentage of the distributions paid on the Fund’s shares, if any, will consist of tax-advantaged
qualified dividend income, “qualified REIT dividends,” or long-term capital gains or what the tax rates on various types of income will be in future years.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of the sum of its “investment company taxable income” and net tax-exempt
interest income. Statutory limitations on distributions on the common shares if the Fund fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. While the Fund presently intends to redeem preferred shares, if any, or repay borrowings, to the extent necessary in order to maintain compliance with such asset coverage requirements, there can be no assurance that such actions can be effected in time to meet the Code requirements. If for any taxable year the Fund does not qualify for taxation as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. See “Taxation.”

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any shares the Fund may issue in the future. The Fund’s Charter authorizes it to issue up to 300,000,000 common shares. The Board may make certain amendments to the Charter. After an investor purchases shares, the Fund may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Fund will be diluted.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Charter and Bylaws of the Fund include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end
fund. See “Certain Provisions of the Charter and Bylaws.”

Asset-Backed and Mortgage-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities
. The Fund may invest in asset-backed and mortgage-backed securities.
Mortgage-backed securities are securities that indirectly represent a participation in, or are secured by and payable from, a pool of mortgage loans secured by real property. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Mortgage-backed securities may be more volatile than other fixed income securities and are subject to prepayment risk which can result in the Fund failing to recoup all of its investment or achieving lower than expected returns.
Asset-backed securities are securities, which through the use of trusts and special purpose vehicles, are securitized with various types of assets such as automobile receivables, credit card receivables, home equity loans, leases or royalties in pass-through structures similar to mortgage-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.
Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby affecting yield to maturity, reinvestment risk, and market value of the mortgage backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage backed securities have experienced substantial losses in market value. The Advisor believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in relation to risk levels.
Prepayments of principal may be made at any time on the obligations underlying asset- and mortgage-backed securities and are passed on to the holders of the asset- and mortgage-backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase and slower than expected prepayments will reduce yield to maturity.

Legislation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislation Risk.
At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. The Advisor cannot predict the effects of any new governmental regulation that may be implemented and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers Risk.
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to stockholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to stockholders.

Misconduct of Employees and of Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Misconduct of Employees and of Service Providers Risk.
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Contact Personnel Name	Dana A. DeVivo
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Shares of
closed-end
investment companies often trade on an exchange at prices lower than NAV. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, NAV, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than NAV in the future.
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Authorized [Shares] | shares	300,000,000
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	134,475,204
Investment In Common Share [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	181
Expense Example, Years 1 to 10	$ 374
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the directors at any time two years’ dividends on any preferred shares are unpaid.
Security Voting Rights [Text Block]
Voting Rights
. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two directors at all times. The remaining directors will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the directors at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “Certain Provisions of the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of any preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above would in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Preference
. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares would not be entitled to any further participation in any distribution of assets by the Fund.

Security Preemptive and Other Rights [Text Block]	Holders of common shares have no preemptive right to purchase any preferred shares that might be issued.

[1]	Estimated maximum amount based on offering of $670 million in common shares. The estimates assume that no sales load or offering expenses would be paid by the Fund or stockholders on $550 million in offered common shares, and that a 1% sales load and $62,000 in common share offering expenses will be paid on $120 million in offered common shares. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.
[2]	Stockholders participating in the Fund’s Reinvestment Plan generally do not incur any additional fees. See “Reinvestment Plan.”
[3]	The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fee and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.
[4]	Assumes the issuance of $670 million in common shares and borrowings from financial institutions representing 30.41% of managed assets at an annual interest expense to the Fund of 2.07%, which is based on the weighted average borrowing cost currently applicable under the Fund’s existing credit facility with BNPP and an assumption that if the Fund issues an additional $670 in common shares it will increase the amount of its credit facility with BNPP from $710 million to $1.0 billion in order to maintain approximately the same leverage ratio following the offering of any common shares. The actual amount of interest expense borne by the Fund will vary over time. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[5]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into the Administration Agreement and the Fund and State Street have entered into a co-administration agreement (the “Co-Administration Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the Co-Administration Agreement.